CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Cash flows from operating activities:
Net loss	$ (30,938)	(187,289)	(91,113)	(45,951)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation expenses	3,756	22,735	16,876	6,691
Allowance for doubtful debts	1,163	7,038	1,928	340
Share-based compensation related to equity awards	9,609	58,170	16,973	20,802
Marketing services contributed by a related party	978	5,920	6,650	1,200
Imputed interest on loan due to a related party	339	2,050	421
Payment of Employee Consenting Equity Right Holder ("CERH") Fees	(1,649)	(9,982)		(45,449)
Changes in assets and liabilities
Restricted cash	(18,907)	(114,459)	(48,926)	(121)
Accounts receivable	(10,126)	(61,299)	(9,708)	(15,396)
Funds receivable	(34,736)	(210,284)	(27,491)	(3,347)
Prepayments and other current assets	(3,507)	(21,233)	(19,836)	(9,603)
Deferred tax assets, current	(1,394)	(8,436)
Due from related parties	(397)	(2,400)	(6,550)	(852)
Other non-current assets	(3,355)	(20,310)	4,793	(5,369)
Customer advances and deposits	15,791	95,598	34,873	16,314
Accounts payable	483	2,925	(770)	(174)
Salaries and welfare payable	6,989	42,308	19,808	13,694
Income tax payable	760	4,598	576	(365)
Accrued expenses and other current liabilities	47,883	289,870	90,678	45,800
Due to related parties	708	4,292	200
Non-current liabilities	6,652	40,269	14,456	2,602
Net cash (used for) provided by operating activities	(9,898)	(59,919)	3,838	(19,184)
Cash flows from investing activities:
Acquisitions of property and equipment	(6,494)	(39,314)	(23,484)	(23,042)
Payments to purchase of short-term investments	(110,868)	(671,165)	(29,626)	(282,359)
Proceeds from maturity of short-term investments	30,682	185,741	127,499	209,854
Net cash (used for) provided by investing activities	(86,680)	(524,738)	43,233	(95,547)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of initial public offering costs	58,574	354,586		1,680,039
Proceeds from issuance of ordinary shares previously subject to escrow	2,857	17,298
Proceeds from exercise of share options	243	1,474	2,538	2,318
Repurchase of share options				(5,708)
Loans from related parties	24,778	150,000	150,000
Repayment of loans due to related parties	(33,038)	(200,000)	(100,000)
Loans to related parties	(11,379)	(68,886)	(31,156)
Proceeds from repayment of loans due from related parties	16,350	98,975
Distribution	(766)	(4,638)	(74,256)	(1,529,662)
Net cash provided by (used for) financing activities	236,563	1,432,081	(21,718)	146,987
Effect of exchange rate changes on cash and cash equivalents	(2,611)	(15,806)	(287)	(7,666)
Net increase in cash and cash equivalents	137,374	831,618	25,066	24,590
Cash and cash equivalents at beginning of the year	24,532	148,511	123,445	98,855
Cash and cash equivalents at end of the year	161,906	980,129	148,511	123,445
Supplemental cash flow disclosures:
Income taxes paid	(1,462)	(8,852)	(2,260)	(2,376)
Acquisitions of property and equipment included in accounts payable	$ 20	122	632	1,370